VIA EDGAR

May 3, 2002

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Variable Separate Account

(WM Diversified Strategies III Variable Annuity)

Anchor National Life Insurance Company Form N-4

File Nos. 333-66114 and 811-3859

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated April 30, 2002 for Variable Separate Account (portion relating to the WM Diversified Strategies III Variable Annuity) contains no changes from the form of Prospectus and Statement of Additional Information for the Separate Account submitted in Post-Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2002 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/

Katherine L. Stoner

Senior Counsel